Fair Value (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value [Abstract]
Quantitative Information About Level 3 Inputs

Valuation Technique	Unobservable Input	Range	Weighted Average
Discounted Cash Flow	Prepayment rate	8 through 15%	10.0%
	Default rate	10 through 15%	12.5%
	Loss severity	10 through 25%	18.0%

Balances Of Assets And Liabilities Measured At Fair Value On A Recurring Basis

	December 31, 2014
(In thousands)	Level 1	Level 2	Level 3	Total
Securities available for sale:
U.S. Government sponsored entities	$-	$4,618	$-	$4,618
State and political subdivisions	-	11,132	-	11,132
Residential mortgage-backed securities	-	34,383	-	34,383
Corporate and other securities	-	9,940	-	9,940
Total securities available for sale	$-	$60,073	$-	$60,073

	December 31, 2013
(In thousands)	Level 1	Level 2	Level 3	Total
Securities available for sale:
U.S. Government sponsored entities	$-	$6,418	$-	$6,418
State and political subdivisions	-	16,598	-	16,598
Residential mortgage-backed securities	-	44,389	-	44,389
Commercial mortgage-backed securities	-	-	888	888
Corporate and other securities	-	12,840	-	12,840
Total securities available for sale	$-	$80,245	$888	$81,133

Schedule Of Fair Value Changes In Level 3

	For the years ended December 31,
(In thousands)	2014	2013
Commercial mortgage-backed securities:
Balance, beginning of period	$888	$4,463
Payoffs	(714)	(815)
Principal paydowns	(173)	(2,722)
Total net losses included in:
Other comprehensive income	(1)	(38)
Balance, end of period	$-	$888

Assets And Liabilities Carried On The Balance Sheet By Caption And By Level Within The Hierarchy

	Fair value at December 31, 2014				Losses from fair value changes for the year ended
(In thousands)	Level 1	Level 2	Level 3	Total	December 31, 2014
Financial assets:
OREO	$-	$-	$1,162	$1,162	$(965)
Impaired collateral-dependent loans	-	-	4,897	4,897	(23)

	Fair value at December 31, 2013				Gains (losses) from fair value changes for the year ended
(In thousands)	Level 1	Level 2	Level 3	Total	December 31, 2013
Financial assets:
OREO	$-	$-	$633	$633	$(769)
Impaired collateral-dependent loans	-	-	4,540	4,540	863

Carrying Amount And Estimated Fair Values Of The Company's Financial Instruments Not Previously Presented

		December 31, 2014		December 31, 2013
(In thousands)	Fair value level	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets:
Cash and cash equivalents	Level 1	$129,821	$129,821	$99,404	$99,404
Securities held to maturity (1)	Level 2	20,009	20,281	26,381	25,549
SBA loans held for sale	Level 2	5,179	5,655	6,673	7,267
Loans, net of allowance for loan losses (2)	Level 2	744,095	748,093	658,887	645,582
Federal Home Loan Bank stock	Level 2	6,032	6,032	5,392	5,392
Servicing assets	Level 3	753	753	437	437
Accrued interest receivable	Level 2	3,518	3,518	3,272	3,272
Financial liabilities:
Deposits	Level 2	794,341	794,436	738,698	738,337
Borrowed funds and subordinated debentures	Level 2	140,465	145,333	122,465	129,732
Accrued interest payable	Level 2	474	474	454	454
(1)

Includes held to maturity commercial mortgage-backed securities that are considered Level 3.  These securities had book values of $4.0 million and $6.8 million at December 31, 2014 and 2013, respectively, and market values of $4.0 million and $6.4 million at December 31, 2014 and 2013, respectively.

(2)

Includes impaired loans that are considered Level 3 and reported separately in the tables under the “Fair Value on a Nonrecurring Basis” heading.  Impaired loans, included in the fair value non-recurring table, net of specific reserves totaled $4.9 million and $4.5 million at December 31, 2014 and 2013, respectively.